Asset Retirement Obligation	12 Months Ended
Dec. 31, 2014
Disclosure Text Block
Asset Retirement Obligation

NOTE 10 ASSET RETIREMENT OBLIGATIONS

U.S. Cellular is subject to asset retirement obligations associated with its leased cell sites, switching office sites, retail store sites and office locations in its operating markets. Asset retirement obligations generally include obligations to restore leased land and retail store and office premises to their pre-lease conditions.

TDS Telecom owns poles, cable and wire and certain buildings and leases data center and office space and property used for housing central office switching equipment and fiber cable. These assets and leases often have removal or remediation requirements associated with them. For example, TDS Telecom's poles, cable and wire are often located on property that is not owned by TDS Telecom and are often subject to the provisions of easements, permits, or leasing arrangements. Pursuant to the terms of the permits, easements, or leasing arrangements, TDS Telecom is often required to remove these assets and return the property to its original condition at some defined date in the future.

Asset retirement obligations are included in Other deferred liabilities and credits and Other current liabilities in the Consolidated Balance Sheet.

In 2014 and 2013, U.S. Cellular and TDS Telecom performed a review of the assumptions and estimated costs related to asset retirement obligations. The results of the reviews (identified as “Revisions in estimated cash outflows”) and other changes in asset retirement obligations during 2014 and 2013 were as follows:

	U.S.	TDS		TDS
(Dollars in thousands)	Cellular	Telecom	Other	Consolidated
Balance December 31, 2013	$195,568	$75,395	$4,275	$275,238
Additional liabilities accrued	2,507	2,400	-	4,907
Revisions in estimated cash outflows	(2,792)	1,777	23	(992)
Disposition of assets	(44,403)	(882)	(957)	(46,242)
Accretion expense	12,534	4,723	249	17,506
Transferred to Liabilities held for sale	(10,902)	(177)	(306)	(11,385)
Balance December 31, 2014 (1)	$152,512	$83,236	$3,284	$239,032

Balance December 31, 2012	$179,607	$69,969	$4,034	$253,610
Additional liabilities accrued	635	3,667	-	4,302
Revisions in estimated cash outflows	6,268	(2,562)	-	3,706
Disposition of assets	(3,534)	(577)	-	(4,111)
Accretion expense	12,592	4,898	241	17,731
Balance December 31, 2013 (1)	$195,568	$75,395	$4,275	$275,238

(1)	The total amount of asset retirement obligations related to the Divestiture Transaction and Airadigm Transaction included in Other current liabilities was $9.1 million and $37.7 million as of December 31, 2014 and 2013, respectively.